Warranty Provision	12 Months Ended
Mar. 31, 2012
Warranty Provision [Abstract]
WARRANTY PROVISION
14.	WARRANTY PROVISION

Included in other accrued liabilities are warranty provisions of US$729,528, US$296,410 and US$180,151 as of March 31, 2012, 2011 and 2010, respectively, none of which are from discontinued operations. The Company’s warranty activity during the fiscal years ended March 31, 2012, 2011 and 2010 is summarized below:

	Fiscal years ended
	March 31, 2012	March 31, 2011	March 31, 2010
	US$	US$	US$
Balance at beginning of fiscal year	296,410	180,151	191,459
Additional provision	473,551	192,408	15,250
Reversal of unutilized amounts	(40,433)	(76,149)	(26,558)

Balance at end of fiscal year	729,528	296,410	180,151